General and administrative expenses (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of General and Administrative expense

	For the year ended August 31,
	2023	2022(1)
Directors’ fees (Note 18)	$409	$454
Insurance	380	444
Office and general	159	419
Shareholder information	450	474
Professional fees	442	614
Salaries and benefits (Notes 15 and 18)	2,470	2,533
Consulting	472	437
Share-based compensation expense (Notes 15 and 18)	2,501	3,113
Travel and accommodation	215	214
Depreciation	103	26
Other	27	192
Total general and administrative expenses	$7,628	$8,920
(1)	During the year ended August 31, 2022, prior to adoption of amendments to IAS 16 certain costs incurred related to Buckreef’s operating costs were recorded in general and administrative expenses.